Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Kongsberg Gruppen ASA	13,105	$192,527

Airlines — 0.2%
Norwegian Air Shuttle ASA(a)(b)	73,290	28,350

Banks — 15.8%
DNB ASA	143,924	1,957,455
Norwegian Finans Holding ASA(a)	18,641	132,518
Sbanken ASA(a)(c)	11,792	78,370
SpareBank 1 Nord Norge	18,852	124,708
Sparebank 1 Oestlandet	5,215	49,037
SpareBank 1 SMN	21,782	175,239
SpareBank 1 SR-Bank ASA	25,261	187,506

		2,704,833

Chemicals — 6.0%
Borregaard ASA	18,503	200,636
Elkem ASA(c)	35,807	65,093
Yara International ASA	22,316	763,600

		1,029,329

Commercial Services & Supplies — 3.5%
Tomra Systems ASA	16,577	595,364

Construction & Engineering — 0.9%
Veidekke ASA(a)	14,535	148,039

Diversified Financial Services — 0.7%
Aker ASA, Class A(a)	3,925	118,394

Diversified Telecommunication Services — 9.7%
Telenor ASA	109,938	1,667,141

Electric Utilities — 0.4%
Fjordkraft Holding ASA(c)	7,992	68,572

Electrical Equipment — 1.7%
NEL ASA(a)(b)(c)	192,751	296,658

Energy Equipment & Services — 3.2%
BW Offshore Ltd.(a)(b)	14,554	47,973
Ocean Yield ASA	12,413	27,776
Subsea 7 SA(a)	38,632	221,773
TGS NOPEC Geophysical Co. ASA	18,123	258,230

		555,752

Food Products — 20.1%
Austevoll Seafood ASA	16,150	123,117
Bakkafrost P/F	8,141	506,711
Grieg Seafood ASA	7,920	80,991
Leroy Seafood Group ASA	48,697	273,240
Mowi ASA	66,007	1,243,045
Norway Royal Salmon ASA	2,076	51,259
Orkla ASA	86,518	777,404
Salmar ASA	8,400	377,821

		3,433,588

Independent Power and Renewable Electricity Producers — 1.4%
Scatec Solar ASA(c)	13,860	234,276

Industrial Conglomerates — 0.4%
Bonheur ASA	2,892	66,200

Insurance — 5.9%
Gjensidige Forsikring ASA(a)	32,137	582,887

Security	Shares	Value

Insurance (continued)
Protector Forsikring ASA(a)	12,929	$47,552
Storebrand ASA	74,469	382,376

		1,012,815

Interactive Media & Services — 2.2%
Adevinta ASA(a)	35,512	377,035

IT Services — 0.9%
Atea ASA	14,596	154,367

Machinery — 0.2%
Hexagon Composites ASA(a)	12,586	35,582

Marine — 0.7%
Golden Ocean Group Ltd.	17,542	53,816
Stolt-Nielsen Ltd.	5,493	46,905
Wallenius Wilhelmsen ASA(a)	16,677	24,809

		125,530

Media — 2.2%
Schibsted ASA, Class B(a)	15,743	377,373

Metals & Mining — 3.0%
Norsk Hydro ASA(a)	200,152	508,197

Multiline Retail — 0.6%
Europris ASA(c)	25,164	105,936

Oil, Gas & Consumable Fuels — 14.9%
BW LPG Ltd.(c)	16,891	56,094
DNO ASA	119,358	61,790
Equinor ASA	154,413	2,242,290
Flex LNG Ltd.(b)	4,484	19,449
Frontline Ltd./Bermuda	16,490	147,932
Hafnia Ltd.	11,574	20,433

		2,547,988

Real Estate Management & Development — 2.4%
Entra ASA(c)	25,324	342,859
Selvaag Bolig ASA	13,415	69,144

		412,003

Semiconductors & Semiconductor Equipment — 1.0%
Nordic Semiconductor ASA(a)	24,842	162,800

Software — 0.1%
Crayon Group Holding ASA(a)(c)	3,135	20,480

Total Common Stocks — 99.2% (Cost: $22,856,112)		16,979,129

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	102,714	102,868

Total Short-Term Investments — 0.6% (Cost: $102,651)		102,868

Total Investments in Securities — 99.8% (Cost: $22,958,763)		17,081,997

Other Assets, Less Liabilities — 0.2%		29,276

Net Assets — 100.0%		$17,111,273

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Norway ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	337,669	(234,955)	102,714	$102,868	$7,523	(b)	$118		$151
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	(10,000)	—	—	106		—		—

				$102,868	$7,629		$118		$151

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	06/19/20	$34	$3,213

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,979,129	$—	$—	$16,979,129
Money Market Funds	102,868	—	—	102,868

	$17,081,997	$—	$—	$17,081,997

Derivative financial instruments(a)
Assets
Futures Contracts	$3,213	$—	$—	$3,213

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2